CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents (including amounts of the consolidated VIEs of $3,525,903 and $3,745,251 as of March 31, 2026 and 2025, respectively)	$ 3,777,382	$ 7,600,300
Restricted cash (including amounts of the consolidated VIEs of $145 and $138 as of March 31, 2026 and 2025, respectively)	145	138
Short-term investments (including amounts of the consolidated VIEs of $1,311,939 and $3,093,976 as of March 31, 2026 and 2025, respectively)	1,311,939	3,094,208
Inventories, net (including amounts of the consolidated VIEs of $1,593,649 and $1,584,425 as of March 31, 2026 and 2025, respectively)	2,143,028	1,800,020
Due from related parties (including amounts of the consolidated VIEs of $1,005,624 and $1,240,828 as of March 31, 2026 and 2025, respectively)	3,222,453	3,197,017
Long-term accounts receivable, net - current portion (including amounts of the consolidated VIEs of $nil and $82,681 as of March 31, 2026 and 2025, respectively)	0	82,681
Long-term other receivable, net - current portion (including amounts of the consolidated VIEs of $nil and $89,050 as of March 31, 2026 and 2025, respectively)	0	89,050
Finance receivables, net - current portion (including amounts of the consolidated VIEs of $58,657 and $70,801 as of March 31, 2026 and 2025, respectively)	58,657	70,801
Prepaid expenses and other current assets, net (including amounts of the consolidated VIEs of $1,848,517 and $1,112,065 as of March 31, 2026 and 2025, respectively)	2,056,819	1,363,793
TOTAL CURRENT ASSETS	19,559,055	22,971,221
Property and equipment, net (including amounts of the consolidated VIEs of $279,928 and $352,212 as of March 31, 2026 and 2025, respectively)	399,903	385,415
Intangible assets, net (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2026 and 2025, respectively)	75,156	0
Right-of-use assets, net (including amounts of the consolidated VIEs of $78,250 and $104,390 as of March 31, 2026 and 2025, respectively)	293,973	434,188
Deferred tax assets, net (including amounts of the consolidated VIEs of $6,989 and $5,613 as of March 31, 2026 and 2025, respectively)	6,989	5,613
Long-term other receivable, net - non-current portion (including amounts of the consolidated VIEs of $375,228 and $591,803 as of March 31, 2026 and 2025, respectively)	375,228	591,803
Finance receivables, net - non-current portion (including amounts of the consolidated VIEs of $41,077 and $46,852 as of March 31, 2026 and 2025, respectively)	41,077	46,852
Other non-current assets, net (including amounts of the consolidated VIEs of $nil and $374,201 as of March 31, 2026 and 2025, respectively)	0	374,201
TOTAL NONCURRENT ASSETS	1,192,326	1,838,072
TOTAL ASSETS	20,751,381	24,809,293
CURRENT LIABILITIES:
Short-term bank loan (including amounts of the consolidated VIEs of $179,611 and $137,781 as of March 31, 2026 and 2025, respectively)	179,611	137,781
Convertible note payable (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2026 and 2025, respectively)	279,019	2,391,945
Derivative liability (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2026 and 2025, respectively)	0	2,032,530
Promissory note payable (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2026 and 2025, respectively)	1,314,864	0
Deferred revenue (including amounts of the consolidated VIEs of $1,072,663 and $876,905 as of March 31, 2026 and 2025, respectively)	1,230,132	999,182
Payroll payable (including amounts of the consolidated VIEs of $288,746 and $223,035 as of March 31, 2026 and 2025, respectively)	414,528	294,669
Taxes payable (including amounts of the consolidated VIEs of $260,600 and $251,185 as of March 31, 2026 and 2025, respectively)	261,004	218,342
Due to related parties (including amounts of the consolidated VIEs of $102,639 and $121,825 as of March 31, 2026 and 2025, respectively)	439,912	132,620
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of $109,460 and $90,676 as of March 31, 2026 and 2025, respectively)	196,734	233,883
Operating lease liabilities - current portion (including amounts of the consolidated VIEs of $187,325 and $150,615 as of March 31, 2026 and 2025, respectively)	299,198	275,213
TOTAL CURRENT LIABILITIES	6,055,139	7,859,479
Operating lease liabilities - non-current portion (including amounts of the consolidated VIEs of $27,222 and $64,797 as of March 31, 2026 and 2025, respectively)	96,308	258,974
Deferred tax liabilities (including amounts of the consolidated VIEs of $5,971 and $6,413 as of March 31, 2026 and 2025, respectively)	7,709	6,964
Long-term loan (including amounts of the consolidated VIEs of $nil and $nil as of March 31, 2026 and 2025, respectively)	21,781	0
TOTAL NONCURRENT LIABILITIES	206,913	392,697
TOTAL LIABILITIES	6,262,052	8,252,176
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS’ EQUITY
Additional paid-in capital	22,984,723	13,754,806
Statutory reserves	647,101	646,794
Accumulated deficits	(14,392,360)	(3,069,137)
Accumulated other comprehensive loss	(408,866)	(864,735)
TOTAL SHAREHOLDERS’ EQUITY	8,833,834	10,470,098
Non-controlling interest	5,655,495	6,087,019
TOTAL EQUITY	14,489,329	16,557,117
TOTAL LIABILITIES AND EQUITY	20,751,381	24,809,293
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	4,411,365	3,976,391
Advance to vendors, net	2,431,630	1,451,280
CURRENT LIABILITIES:
Accounts payable	1,360,199	1,003,053
Related Party
CURRENT ASSETS:
Accounts receivable, net	24,124	245,492
Advance to vendors, net	121,513	50
Due from related parties (including amounts of the consolidated VIEs of $1,005,624 and $1,240,828 as of March 31, 2026 and 2025, respectively)	3,222,453	3,197,017
CURRENT LIABILITIES:
Accounts payable	79,938	140,261
Due to a related party - non-current	81,115	126,759
Class A ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,650	1,784
Class B ordinary share
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 586	$ 586